RELATED PARTY TRANSACTION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTION
Due to Director			$ 0
Other Liability, Related Party [Extensible Enumeration]			Related Party
Related Party
RELATED PARTY TRANSACTION
Amount	$ 0
Related Party | Mr. Wang
RELATED PARTY TRANSACTION
Due to Director	$ 1,600,000
Related Party | Payment of research and development costs | JY BioMed
RELATED PARTY TRANSACTION
Amount		$ 448,571